Related Party Transactions (Schedule Of Related Party Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transactions [Abstract]
Sales of products	¥ 1,847	¥ 2,461	¥ 2,085
Purchases of raw materials	6,155	4,622	4,065
Receivables	459	696	826
Payables	2,653	2,717	2,372
Purchases of software, hardware and others	95	442	199
Research and development expenses, computer rentals, maintenance and other expenses	¥ 1,976	¥ 1,779	¥ 1,056